INCOME TAX - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax statutory rate (in percent)	21.00%	21.00%
Income tax provision	5.10%	37.50%
Digital Health Acquisition Corp.
Income tax statutory rate (in percent)			21.00%	21.00%
State taxes, net of federal tax benefit			4.30%	4.30%
Change in fair value of Bridge Note- bifurcated derivative			0.70%	(0.70%)
Change in fair value of PIPE forward contract derivatives			1.00%	(1.40%)
Initial fair value of ELOC			(1.20%)
Initial fair value of Additional Bridge			0.10%
Change in fair value of Exchange Note			(0.60%)
Change in fair value of ELOC			0.00%
Change in fair value of Additional Bridge Note			0.00%
Change in valuation allowance			(25.30%)	(29.30%)
Income tax provision			0.00%	(6.10%)